Fees Summary	Oct. 04, 2024 USD ($)
Fees Summary [Line Items]
Total Offering	$ 16,551,000
Previously Paid Amount	0.00
Total Fee Amount	2,533.96
Total Offset Amount	0.00
Net Fee	2,533.96
Narrative - Max Aggregate Offering Price	$ 16,551,000
Final Prospectus	true